Commitments and contingencies (Details Narrative) - EUR (€)		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 11, 2022	Jan. 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Investment Owned, Balance, Principal Amount				€ 5,425,000
Raw material costs				300,000
Annual rent amount				15,150
Minimum payments amount outstanding				7,575
Insurance expenses outstanding for payments related to automobile				€ 11,000
Minimum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				1.00%
OSR [Member]
Loss Contingencies [Line Items]
Percentage of royalties				4.00%
San Raffaele Hospital [Member]
Loss Contingencies [Line Items]
Incurred expenses				€ 900,000	€ 1,600,000
Manufacturing cost				€ 10,100,000
Original OSR License Agreement [Member]
Loss Contingencies [Line Items]
Commitments, description				In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone				€ 300,000
Technology transfer fee				500,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing cost				1,000,000.0
Process Transfer Agreement [Member]
Loss Contingencies [Line Items]
Raw materials							€ 405,000
Raw materials handling							40,500
Raw material costs							€ 24,000
Master Service Agreement [Member]
Loss Contingencies [Line Items]
Raw material costs			€ 1,500,000	200,000
Raw material and third party costs			€ 700,000
Production cost				€ 300,000		€ 200,000
Process Transfer Agreement Agreement [Member]
Loss Contingencies [Line Items]
Production cost		€ 8,000
Lease Agreement [Member]
Loss Contingencies [Line Items]
Finance lease agreement amount	€ 27,985